Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014
Condensed Consolidated Statements of Operations
Revenues	$ 20,358,211	$ 6,055,682	$ 36,212,051
Expenses
Voyage expenses	4,357,560	1,822,424	7,143,558
Vessel operating expenses	5,187,845	2,175,059	8,670,968
Management fees-related party		872,356	1,125,000
Depreciation and amortization	3,034,138	1,682,697	5,501,080
General and administrative expenses	4,302,218	12,879	5,094,724
Total expenses	16,881,761	6,565,415	27,535,330
Operating income/(loss)	3,476,450	(509,733)	8,676,721
Other income/(expenses)
Interest and finance costs	(37,452)	(649,863)	(215,992)
Interest income	134,273	100,039	241,628
Gain/(loss) on derivatives, net	342,309	(599,148)	(1,045,835)
Foreign currency gain/(loss), net	(146,903)	232,944	(220,596)
Total other income/(loss), net	292,227	(916,028)	(1,240,795)
Net income/(loss)	$ 3,768,677	$ (1,425,761)	$ 7,435,926
Earnings per common share, basic and diluted (in dollars per share)	$ 0.07	$ (0.08)	$ 0.13
Weighted average number of common shares outstanding, basic and diluted (in shares)	57,128,494	18,644,324	55,244,082